------------------------
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                                                        ------------------------
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09911
                                  ----------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 5136 Dorsey Hall Drive             Ellicott City, Maryland            21042
--------------------------------------------------------------------------------
       (Address of principal executive offices)                     (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 715-1145
                                                     ---------------------------

Date of fiscal year end:        June 30, 2008
                          ------------------------------------

Date of reporting period:       September 30, 2007
                          ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HUSSMAN STRATEGIC GROWTH FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
    SHARES       COMMON STOCKS -- 98.50%                            VALUE
================================================================================
                 APPAREL -- 3.51%
      500,000    Liz Claiborne, Inc.                           $    17,165,000
    1,300,000    NIKE, Inc. - Class B                               76,258,000
      291,100    Wolverine World Wide, Inc.                          7,976,140
                                                               ---------------
                                                                   101,399,140
                                                               ---------------
                 AUTO MANUFACTURERS -- 1.27%
      400,000    Honda Motor Co. Ltd. - ADR                         13,344,000
      200,000    Toyota Motor Corp. - ADR                           23,372,000
                                                               ---------------
                                                                    36,716,000
                                                               ---------------
                 BEVERAGES -- 0.99%
      500,000    Coca-Cola Co. (The)                                28,735,000
                                                               ---------------
                 BIOTECHNOLOGY -- 0.57%
      180,000    LifeCell Corp.(a)                                   6,762,600
      500,000    QIAGEN N.V.(a)                                      9,705,000
                                                               ---------------
                                                                    16,467,600
                                                               ---------------
                 CHEMICALS -- 3.13%
       38,400    BASF AG - ADR                                       5,316,891
      500,000    Dow Chemical Co. (The)                             21,530,000
      600,000    Sherwin-Williams Co. (The)                         39,426,000
      500,000    Sigma-Aldrich Corp.                                24,370,000
                                                               ---------------
                                                                    90,642,891
                                                               ---------------
                 COMMERCIAL SERVICES -- 0.62%
      300,000    Apollo Group, Inc. - Class A(a)                    18,045,000
                                                               ---------------
                 COMPUTERS -- 6.22%
      200,000    Affiliated Computer Services, Inc.
                 - Class A(a)                                       10,048,000
    1,000,000    Brocade Communications Systems, Inc.(a)             8,560,000
    1,000,000    Dell, Inc.(a)                                      27,600,000
      600,000    Lexmark International, Inc. - Class A(a)           24,918,000
      798,300    Research in Motion Ltd.(a)                         78,672,465
    1,189,700    Western Digital Corp.(a)                           30,123,204
                                                               ---------------
                                                                   179,921,669
                                                               ---------------
                 COSMETICS/PERSONAL CARE -- 1.78%
       66,000    Colgate-Palmolive Co.                               4,707,120
    1,100,000    Estee Lauder Cos., Inc. (The) - Class A            46,706,000
                                                               ---------------
                                                                    51,413,120
                                                               ---------------
                 ELECTRICAL COMPONENTS & EQUIPMENT -- 2.56%
    1,250,000    Advanced Energy Industries, Inc.(a)                18,875,000
      497,300    Energizer Holdings, Inc.(a)                        55,125,705
                                                               ---------------
                                                                    74,000,705
                                                               ---------------

 HUSSMAN STRATEGIC GROWTH FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES       COMMON STOCKS -- 98.50% (CONTINUED)                VALUE
================================================================================
                 ELECTRONICS -- 0.48%
      400,000    Applera Corp. - Applied Biosystems Group      $    13,856,000
                                                               ---------------

                 FOOD -- 0.64%
      500,000    Campbell Soup Co.                                  18,500,000
                                                               ---------------

                 HEALTH CARE - PRODUCTS -- 2.46%
      400,000    Respironics, Inc.(a)                               19,212,000
      400,000    Stryker Corp.                                      27,504,000
      300,000    Zimmer Holdings, Inc.(a)                           24,297,000
                                                               ---------------
                                                                    71,013,000
                                                               ---------------
                 HEALTH CARE - SERVICES -- 4.92%
      800,000    Apria Healthcare Group, Inc.(a)                    20,808,000
      700,000    Health Net, Inc.(a)                                37,835,000
      500,000    UnitedHealth Group, Inc.                           24,215,000
      410,600    Universal Health Services, Inc. - Class B          22,344,852
      352,800    WellCare Health Plans, Inc.(a)                     37,195,704
                                                               ---------------
                                                                   142,398,556
                                                               ---------------
                 HOME FURNISHINGS -- 0.93%
      750,000    Tempur-Pedic International, Inc.                   26,812,500
                                                               ---------------

                 INSURANCE -- 1.34%
      250,000    Allstate Corp. (The)                               14,297,500
      400,000    SAFECO Corp.                                       24,488,000
                                                               ---------------
                                                                    38,785,500
                                                               ---------------
                 INTERNET -- 4.16%
      500,000    Amazon.com, Inc.(a)                                46,575,000
      155,000    Ambient Corp.(a)                                        8,370
    1,000,000    Check Point Software Technologies Ltd.(a)          25,180,000
    1,000,000    eBay, Inc.(a)                                      39,020,000
      200,000    NutriSystem, Inc.(a)                                9,378,000
                                                               ---------------
                                                                   120,161,370
                                                               ---------------
                 LEISURE TIME -- 0.80%
      500,000    Harley-Davidson, Inc.                              23,105,000
                                                               ---------------

                 MEDIA -- 2.68%
    1,000,000    EchoStar Communications Corp. - Class A(a)         46,810,000
    1,200,000    Grupo Televisa S.A. - ADR                          29,004,000
       50,000    Idearc, Inc.                                        1,573,500
                                                               ---------------
                                                                    77,387,500
                                                               ---------------
                 METAL FABRICATE/HARDWARE -- 0.45%
      250,000    Kaydon Corp.                                       12,997,500
                                                               ---------------

                 MINING -- 0.43%
      100,000    Southern Copper Corp.                              12,383,000
                                                               ---------------

 HUSSMAN STRATEGIC GROWTH FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES       COMMON STOCKS -- 98.50% (CONTINUED)                VALUE
================================================================================
                 MISCELLANEOUS MANUFACTURING -- 2.22%
      500,000    3M Co.                                        $    46,790,000
      200,000    Ceradyne, Inc.(a)                                  15,148,000
       49,400    FUJIFILM Holdings Corp. - ADR                       2,265,484
                                                               ---------------
                                                                    64,203,484
                                                               ---------------
                 OIL & GAS -- 11.30%
      750,000    Chevron Corp.                                      70,185,000
      600,000    ConocoPhillips                                     52,662,000
      225,600    ENSCO International, Inc.                          12,656,160
      950,000    Exxon Mobil Corp.                                  87,932,000
      900,000    Marathon Oil Corp.                                 51,318,000
      250,000    Royal Dutch Shell plc - ADR                        20,545,000
      390,000    Tesoro Corp.                                       17,947,800
      200,000    Valero Energy Corp.                                13,436,000
                                                               ---------------
                                                                   326,681,960
                                                               ---------------
                 PHARMACEUTICALS -- 8.05%
    1,000,000    Biovail Corp.                                      17,370,000
      800,000    Forest Laboratories, Inc.(a)                       29,832,000
      600,000    GlaxoSmithKline plc - ADR                          31,920,000
      500,000    King Pharmaceuticals, Inc.(a)                       5,860,000
      700,000    Medco Health Solutions, Inc.(a)                    63,273,000
      250,000    Novartis AG - ADR                                  13,740,000
      500,000    Pfizer, Inc.                                       12,215,000
      183,000    Shire plc - ADR                                    13,538,340
    1,300,000    ViroPharma, Inc.(a)                                11,570,000
      750,000    Wyeth                                              33,412,500
                                                               ---------------
                                                                   232,730,840
                                                               ---------------
                 RETAIL -- 12.45%
      250,000    Advance Auto Parts, Inc.                            8,390,000
    2,137,500    Aeropostale, Inc.(a)                               40,740,750
      300,000    AutoZone, Inc.(a)                                  34,842,000
    1,000,000    BJ's Wholesale Club, Inc.(a)                       33,160,000
       42,200    Buckle, Inc. (The)                                  1,601,068
    1,264,462    Dollar Tree Stores, Inc.(a)                        51,261,289
      211,000    Genesco, Inc.(a)                                    9,733,430
      650,000    Kohl's Corp.(a)                                    37,264,500
      750,000    McDonald's Corp.                                   40,852,500
      500,000    Men's Wearhouse, Inc. (The)                        25,260,000
    1,000,000    Pacific Sunwear of California, Inc.(a)             14,800,000
    1,000,000    PetSmart, Inc.                                     31,900,000
      800,000    Talbots, Inc. (The)                                14,400,000
      300,000    Tiffany & Co.                                      15,705,000
                                                               ---------------
                                                                   359,910,537
                                                               ---------------

 HUSSMAN STRATEGIC GROWTH FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES       COMMON STOCKS -- 98.50% (CONTINUED)                VALUE
================================================================================
                 SEMICONDUCTORS -- 11.22%
    1,500,000    Applied Materials, Inc.                       $    31,050,000
    1,000,000    Broadcom Corp. - Class A(a)                        36,440,000
      300,000    Cabot Microelectronics Corp.(a)                    12,825,000
      223,000    Cree, Inc.(a)                                       6,935,300
    1,500,000    Intel Corp.                                        38,790,000
      500,000    KLA-Tencor Corp.                                   27,890,000
      814,000    MKS Instruments, Inc.(a)                           15,482,280
      500,000    Nano-Proprietary, Inc.(a)                             575,000
      500,000    Novellus Systems, Inc.(a)                          13,630,000
    1,800,000    NVIDIA Corp.(a)                                    65,232,000
      865,000    OmniVision Technologies, Inc.(a)                   19,661,450
    2,500,000    ON Semiconductor Corp.(a)                          31,400,000
    2,300,000    Taiwan Semiconductor Manufacturing
                 Co. Ltd. - ADR                                     23,276,000
       62,900    Veeco Instruments, Inc.(a)                          1,219,002
                                                               ---------------
                                                                   324,406,032
                                                               ---------------
                 SOFTWARE -- 3.00%
      300,000    Cognos, Inc.(a)                                    12,459,000
      250,000    Dun & Bradstreet Corp. (The)                       24,652,500
      100,000    Fiserv, Inc.(a)                                     5,086,000
      800,000    Microsoft Corp.                                    23,568,000
    1,200,000    Parametric Technology Corp.(a)                     20,904,000
                                                               ---------------
                                                                    86,669,500
                                                               ---------------
                 TELECOMMUNICATIONS -- 8.18%
      850,000    ADC Telecommunications, Inc.(a)                    16,668,500
      121,600    Anixter International, Inc.(a)                     10,025,920
      107,800    BT Group plc - ADR                                  6,773,074
    2,000,000    Cisco Systems, Inc.(a)                             66,220,000
      332,000    NETGEAR, Inc.(a)                                   10,099,440
    1,250,000    Nokia Oyj - ADR                                    47,412,500
    1,200,000    Plantronics, Inc.                                  34,260,000
      750,000    QUALCOMM, Inc.                                     31,695,000
      300,000    Verizon Communications, Inc.                       13,284,000
                                                               ---------------
                                                                   236,438,434
                                                               ---------------
                 TOYS/GAMES/HOBBIES -- 1.38%
    1,700,000    Mattel, Inc.                                       39,882,000
                                                               ---------------

                 TRANSPORTATION -- 0.76%
      350,000    Tidewater, Inc.                                    21,994,000
                                                               ---------------

                 TOTAL COMMON STOCKS (Cost $2,695,948,244)     $ 2,847,657,838
                                                               ---------------

 HUSSMAN STRATEGIC GROWTH FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   UNITS         UNIT TRUSTS -- 0.00%                               VALUE
================================================================================
        2,700    Penn West Energy Trust (Cost $112,307)        $        83,889
                                                               ---------------

================================================================================
 CONTRACTS       PUT OPTION CONTRACTS -- 1.60%                      VALUE
================================================================================
        8,000    Russell 2000 Index Option, 12/22/2007
                   at $780                                     $    19,912,000
        9,000    S&P 500 Index Option, 10/20/2007 at $1,520         17,757,000
        5,000    S&P 500 Index Option, 12/22/2007 at $1,400          8,735,000
                                                               ---------------
                 TOTAL PUT OPTION CONTRACTS (Cost $70,253,000) $    46,404,000
                                                               ---------------

                 TOTAL INVESTMENTS AT VALUE -- 100.10%
                   (Cost $2,766,313,551)                       $ 2,894,145,727
                                                               ---------------

================================================================================
    SHARES       MONEY MARKET FUNDS -- 9.90%                        VALUE
================================================================================
  286,204,369    First American Treasury Obligations Fund
                   - Class A (Cost $286,204,369)               $   286,204,369
                                                               ---------------

                 TOTAL INVESTMENTS AND MONEY MARKET FUNDS
                   AT VALUE -- 110.00% (Cost $3,052,517,920)   $ 3,180,350,096


                 LIABILITIES IN EXCESS OF OTHER ASSETS
                   -- (10.00%)                                    (289,183,096)
                                                               ---------------

                 NET ASSETS -- 100.00%                         $ 2,891,167,000
                                                               ===============


(a)  Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

 HUSSMAN STRATEGIC GROWTH FUND
 SCHEDULE OF OPEN OPTIONS WRITTEN
 SEPTEMBER 30, 2007 (UNAUDITED)
======================================================================================================
                                                                       VALUE OF           PREMIUMS
 CONTRACTS       WRITTEN CALL OPTIONS                                  OPTIONS            RECEIVED
======================================================================================================
        8,000    Russell 2000 Index Option, 12/22/2007 at $780     $    43,496,000    $    48,068,000
        9,000    S&P 500 Index Option, 10/20/2007 at $1,350            161,568,000        120,136,500
        5,000    S&P 500 Index Option, 12/22/2007 at $1,400             75,395,000         60,105,020
                                                                   ---------------    ---------------
                                                                   $   280,459,000    $   228,309,520
                                                                   ===============    ===============

See accompanying notes to schedules of investments.

 HUSSMAN STRATEGIC TOTAL RETURN FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
    SHARES       COMMON STOCKS -- 14.55%                            VALUE
================================================================================
                 METALS & MINING -- 14.55%
       50,000    Agnico-Eagle Mines Ltd.                       $     2,490,000
       50,000    AngloGold Ashanti Ltd. - ADR                        2,344,500
      150,000    Barrick Gold Corp.                                  6,042,000
       75,900    Compania de Minas Buenaventura S.A.u. - ADR         3,626,502
      100,000    Goldcorp, Inc.                                      3,056,000
       75,000    Harmony Gold Mining Co. Ltd. - ADR(a)                 893,250
      150,000    Newmont Mining Corp.                                6,709,500
       33,800    Randgold Resources Ltd. - ADR                       1,123,512
       75,000    Stillwater Mining Co.(a)                              771,750
                                                               ---------------
                 TOTAL COMMON STOCKS (Cost $22,144,518)        $    27,057,014
                                                               ---------------

================================================================================
 PAR VALUE       U.S. TREASURY OBLIGATIONS -- 72.52%                VALUE
================================================================================
                 U.S. TREASURY NOTES -- 8.18%
 $ 15,000,000    4.75%, due 08/15/2017                         $    15,206,265
                                                               ---------------

                 U.S. TREASURY INFLATION-PROTECTION NOTES -- 64.34%
   23,936,400    3.50%, due 01/15/2011                              24,987,376
   35,193,000    3.375%, due 01/15/2012                             37,018,672
   23,170,200    3.00%, due 07/15/2012                              24,122,356
   17,012,100    1.875%, due 07/15/2013                             16,746,303
   16,575,900    2.375%, due 01/15/2025                             16,727,420
                                                               ---------------
                                                                   119,602,127
                                                               ---------------

                 TOTAL U.S. TREASURY OBLIGATIONS
                   (Cost $133,687,272)                         $   134,808,392
                                                               ---------------

================================================================================
 PAR VALUE       U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.78%        VALUE
================================================================================
                 FEDERAL HOME LOAN BANK -- 2.97%
 $  5,000,000    5.75%, due 02/23/2017                         $     5,022,915
      500,000    5.70%, due 04/16/2018                                 497,980
                                                               ---------------
                                                                     5,520,895
                                                               ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.81%
JPY 600,000,000  2.125%, due 10/09/2007                              5,217,624
                                                               ---------------

                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $10,724,401)                          $    10,738,519
                                                               ---------------

                 TOTAL INVESTMENTS AT VALUE -- 92.85%
                   (Cost $166,556,191)                         $   172,603,925
                                                               ---------------

 HUSSMAN STRATEGIC TOTAL RETURN FUND
 SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES       MONEY MARKET FUNDS -- 10.37%                       VALUE
================================================================================
   19,278,605    First American Treasury Obligations Fund
                   - Class A (Cost $19,278,605)                $    19,278,605
                                                               ---------------

                 TOTAL INVESTMENTS AND MONEY MARKET FUNDS
                   AT VALUE -- 103.22% (Cost $185,834,796)     $   191,882,530

                 LIABILITIES IN EXCESS OF OTHER ASSETS
                   -- (3.22%)                                       (5,987,280)
                                                               ---------------

                 NET ASSETS -- 100.00%                         $   185,895,250
                                                               ===============


(a)  Non-income producing security.
ADR - American Depositary Receipt
JPY - Japanese Yen

See accompanying notes to schedules of investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

1. SECURITIES AND OPTIONS VALUATION

The portfolio securities of the Hussman Strategic Growth Fund and the Hussman Total Return Fund are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the investment adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally shall be valued at the mean of their closing bid and asked prices. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2007:

                                                      Hussman Strategic
                                 Hussman Strategic          Total
                                   Growth Fund           Return Fund
                                 -----------------    -----------------

Cost of portfolio investments
  and written options            $   2,824,208,400    $     186,400,646
                                 =================    =================

Gross unrealized appreciation    $     330,376,232    $       6,820,448

Gross unrealized depreciation         (254,693,536)          (1,338,564)
                                 -----------------    -----------------

Net unrealized appreciation      $      75,682,696    $       5,481,884
                                 =================    =================

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Hussman Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*      /s/ John P. Hussman
                           -----------------------------------------------------
                              John P. Hussman, President


Date          November 29, 2007
      ------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ John P. Hussman
                           -----------------------------------------------------
                              John P. Hussman, President


Date          November 29, 2007
      ------------------------------------



By (Signature and Title)*      /s/ Mark J. Seger
                           -----------------------------------------------------
                              Mark J. Seger, Treasurer


Date          November 29, 2007
      ------------------------------------



* Print the name and title of each signing officer under his or her signature.